S000005553 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	154 Months Ended	372 Months Ended	432 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Nuveen Small/Mid Cap Growth Opportunities Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.19%	7.71%	13.05%
Lipper Mid-Cap Growth Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.41%	3.10%	10.61%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.45%	0.07%	8.38%
Performance Inception Date						Jan. 09, 1995
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.41%)	(2.20%)	5.12%
Performance Inception Date						Jan. 09, 1995
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.92%	(0.34%)	5.90%
Performance Inception Date						Jan. 09, 1995
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.90%	1.51%	9.29%
Performance Inception Date							Dec. 28, 1989
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		7.98%	1.59%	9.41%
Performance Inception Date					Feb. 28, 2013

[1]
An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

[2]
Consists of the performance of the Russell Mid Cap® Growth Index (an index designed to measure the performance of the mid-cap growth segment of the U.S. equity universe, and includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values) through February 28, 2025 and the Russell 2500™ Growth Index (an index designed to measure the performance of the small to mid-cap growth segment of the US equity universe and includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values) starting on March 1, 2025.

[3]	Represents the average annualized total return for all reporting funds in the Lipper Mid-Cap Growth Funds Classification.